Accounts Receivable	6 Months Ended
Jun. 30, 2024
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

Accounts receivable and the expected credit losses consisted of the following:

	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited）
Accounts receivable	15,785	18,590	2,558
Less: allowance for expected credit losses	(37)	(37)	(5)
	15,748	18,553	2,553

As of the year ended December 31, 2023 and the six months ended June 30, 2024, all accounts receivable were due from third-party customers. There were RMB29 and nil of allowance for expected credit losses recognized for the six months ended June 30, 2023 and 2024, respectively.